(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2024
(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE
Schedule of computation of basic and diluted loss per share

The computation of basic and diluted (loss) income per share is as follows:

	Years ended December 31,
	2022	2023	2024

Net loss from continuing operations attributable to GDS Holdings Limited shareholders	(1,107,325)	(3,931,043)	(777,121)

Net (loss) income from discontinued operations attributable to GDS Holdings Limited shareholders	(161,565)	(359,010)	4,202,507
Net (loss) income attributable to GDS Holdings Limited shareholders	(1,268,890)	(4,290,053)	3,425,386
Accretion to redemption value of redeemable non-controlling interests of continuing operations	(10,801)	—	—
Adjustment to the redemption value of redeemable non-controlling interests of continuing operations	(178,982)	—	—
Cumulative dividend on redeemable preferred shares	(51,212)	(53,625)	(54,232)
Net income attributable to preferred shareholders based on the participating rights	—	—	(22,295)

Net (loss) income available for distribution	(1,509,885)	(4,343,678)	3,348,859

Weighted average number of ordinary shares outstanding - basic and diluted	1,464,447,843	1,468,187,956	1,475,079,754

(Loss) income per ordinary share - basic and diluted
Continuing operations	(0.92)	(2.71)	(0.52)
Discontinued operations	(0.11)	(0.25)	2.79
Total	(1.03)	(2.96)	2.27

The following table sets forth the computation of basic and diluted loss per Class A and Class B ordinary share:

	Years ended December 31,
	2022		2023		2024
	Class A	Class B	Class A	Class B	Class A	Class B
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	(1,440,198)	(69,687)	(4,194,323)	(149,355)	3,249,896	98,963
Weighted average number of ordinary shares outstanding - basic and diluted	1,396,857,507	67,590,336	1,417,704,951	50,483,004	1,431,489,418	43,590,336
Loss per ordinary share - basic and diluted	(1.03)	(1.03)	(2.96)	(2.96)	2.27	2.27

Schedule of securities excluded from the computation of diluted loss per share

	Years ended December 31,
	2022	2023	2024

Restricted shares	38,534,512	48,996,888	47,437,976
Convertible bonds payable	145,726,048	288,600,152	288,600,152
Total	184,260,560	337,597,040	336,038,128